OTHER LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER LIABILITIES
Surplus from post-employment benefit plans (Note 31)	R$ 769,816	R$ 649,817
Liabilities with ANATEL	776,878	565,123
Third-party withholdings	299,411	181,818
Amounts to be refunded to customers	63,460	43,964
Liabilities with related parties (Note 29)	124,724	137,861
Other liabilities	45,145	52,368
Total	2,079,434	1,630,951
Current	601,053	466,342
Non-current	R$ 1,478,381	R$ 1,164,609